Consolidated Balance Sheet (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 12,325	$ 33,335	$ 338
Inventory	9,219	0	0
Total Current Assets	21,544	33,335	338
Property Plant & Equipment, Net	25,641		828
Deposit			1,700
Website Development & Software Purchased	3,417
Total Assets	50,602	33,335	2,866
Current Liabilities
Accounts payable	235,317	236,797	259,395
Other liabilities		9,600	144
Accrued interest	29,249	32,958	2,451
Convertible note payable, net of discounts & premiums	397,205	228,615	108,013
Accrued salaries due officers	250,820	64,000
Amount due former officers under consulting agreements		47,000
Convertible note derivative liability	1,507,338	156,549
Loan due related parties	3,600
Stock payable for acquisition		170,648	295,318
Total Current Liabilities	2,423,529	936,567	665,321
Other current liability
Total Liabilities	2,423,529	936,567	665,321
Common stock - par value $0.00001 475,000,000, 2,000,000,000 shares authorized, 424,887,581, 62,676,958 and 33,752,315 shares outstanding, respectively.	4,249	627	330
Treasury stock			208
Deferred Compensation			(22,500)
Additional Paid in capital	7,008,810	6,704,649	6,328,926
Accumulated deficit	(9,385,989)	(7,608,511)	(6,969,422)
Total Stockholders' Deficit	(2,372,927)	(903,232)	(662,455)
Total Liabilities and Stockholders' Deficit	50,602	33,335	2,866
Series C Preferred Stock [Member]
Current Liabilities
Preferred stock	3	3	3
Series B Preferred Stock [Member]
Current Liabilities
Preferred stock